Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 17, 2022	Jan. 27, 2021	Oct. 13, 2020	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 15, 2022	May 31, 2021	Feb. 01, 2021
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services							$ 25,000
Common stock, threshold percentage on conversion of shares					20.00%			20.00%			20.00%
Number of consecutive trading days for determining share price								10 days			10 days
Class of warrants and rights issued price per warrant											$ 1.5
Minimum lock in period for transfer, assign or sell warrants after completion of IPO								30 days			30 days
Proceeds from related party debt								$ 1,900,000	$ 100,000		$ 920,000
Note payable - related party							138,142
Working Capital loan related party, fair value					$ 2,820,000			2,820,000			920,000
General and administrative expenses, related party					21,000	$ 21,000	0	41,500	35,000		78,000
Accounts Payable [Member]
Related Party Transaction [Line Items]
General and administrative expenses, related party					21,000	$ 21,000	0	41,500	$ 35,000		78,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 300,000
Debt instrument, interest rate, stated percentage			0.00%
Proceeds from related party debt			$ 192,000					2,800,000			920,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount												$ 5,000,000	$ 2,000,000
Debt instrument, convertible, carrying amount of equity component					$ 1,500,000			$ 1,500,000			$ 1,500,000
Debt instrument, convertible, conversion price					$ 1.5			$ 1.5			$ 1.5
Note payable - related party							0
Working Capital loan related party, fair value											$ 920,000
Working Capital Loan [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 1,400,000			$ 1,400,000
Working Capital Loan [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 5,000,000			$ 5,000,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable					$ 0		$ 0	$ 0			$ 35,000
TLGA Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible, carrying amount of equity component					$ 1,500,000			$ 1,500,000
Debt instrument, convertible, conversion price					$ 1.5			$ 1.5
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued price per warrant					1.5			$ 1.5			$ 1.5
Proceeds from Issuance of Warrants								$ 10,000,000			$ 10,000,000
Common Class F [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share					$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares outstanding					10,000,000		10,000,000	10,000,000			10,000,000
Common Class F [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding														1,250,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share					$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares outstanding							0
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Shares issuable per warrant					1			1			1
Class of warrant or right, exercise price of warrants or rights					$ 11.5			$ 11.5			$ 11.5
Founder shares [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share			$ 0.0001
Sponsor [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer trigger price per share					$ 12			$ 12			$ 12
Number of consecutive trading days for determining share price								20 days			20 days
Number of trading days for determining share price								30 days			30 days
Threshold number of trading days for determining share price from date of business combination								150 days			150 days
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction								$ 7,000			$ 7,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period								4,666,667			4,666,667
Sponsor [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Stock dividend per share		$ 0.15942029
Common stock, threshold percentage on conversion of shares											20.00%
Sponsor [Member] | Common Class F [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding														1,250,000
Sponsor [Member] | Founder shares [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services			$ 25,000
Stock issued during period, shares, issued for services			8,625,000
Stock transferred during the period, shares								40,000		40,000
Common stock shares outstanding		10,000,000
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period								2,000,000			2,000,000